Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents.
Cash and Cash Equivalents

11. Cash and Cash Equivalents

	December 31,	December 31,
	2017	2016
	(€ in thousands)
Cash at banks	48,099	56,354
Bank deposits	—	2,846
	48,099	59,200

The cash at banks is at full disposal of the Company. Bank deposits are convertible into cash upon request of the Company.